Property, plant and equipment (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Depletion and depreciation expense	$ 31,349	$ 57,975
Depletion and depreciation expense capitalized to inventory	887	1,133
Borrowing costs capitalized	$ 116	$ 349
Capitalisation weighted average rate of borrowing costs	5.25%